Convertible Preferred Shares - Share repurchases (Details) - Series A-1 convertible preferred shares - USD ($) $ / shares in Units, $ in Thousands	Nov. 01, 2019	Nov. 11, 2016
Convertible Preferred Shares
Number of shares repurchased	1,457,003
Number of shares issued during the period	13,679,270	13,679,270
Weighted average price of shares repurchased during period	$ 2.5738
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance	$ 3,750
Original issuance price	$ 0.2193	$ 0.2193